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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/302, 12/313
Date of reporting period: 9/30/10
1     Funds included are: Invesco International Growth Equity Fund, Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund.
2     Funds with the fiscal year end 6/30 are: Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Equity Allocation Fund and Invesco Van Kampen Global Franchise Fund.
3     The Fund with the fiscal year end 12/31 is Invesco International Growth Equity Fund.

Item 1. Schedule of Investments.

Invesco International Growth Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-IGE-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-49.6%
Australia-3.0%
BHP Billiton Ltd.	14,638	$558,099
Cochlear Ltd.	6,188	420,165
CSL Ltd.	9,079	290,023
QBE Insurance Group Ltd.	13,806	230,320
Woolworths Ltd.	8,307	231,560

		1,730,167

Belgium-1.0%
Anheuser-Busch InBev N.V.	9,573	562,414

Bermuda-0.2%
VimpelCom Ltd. (ADR) (a)	8,105	120,359

Brazil-1.1%
Banco Bradesco SA (ADR)	19,423	395,841
Petroleo Brasileiro SA (ADR)	6,890	226,130

		621,971

Canada-3.2%
Bombardier, Inc. (Class B)	42,587	209,023
Canadian National Railway Co.	2,371	151,630
Canadian Natural Resources Ltd.	7,116	246,145
Cenovus Energy, Inc.	9,005	258,973
EnCana Corp.	6,727	203,268
Fairfax Financial Holdings Ltd.	642	261,442
Suncor Energy, Inc.	8,303	270,338
Talisman Energy, Inc.	12,849	224,786

		1,825,605

China-0.5%
Industrial & Commercial Bank of China (H Shares)	388,000	288,466

Denmark-0.9%
Novo Nordisk A/S (Class B)	5,334	527,954

France-2.7%
AXA SA	10,831	190,181
BNP Paribas	5,700	407,330
Cie Generale des Etablissements Michelin (Class B)	1,853	141,412
Danone SA	4,980	298,234
Eutelsat Communications	5,532	211,162
Total SA	5,585	287,838

		1,536,157

Germany-4.0%
Adidas AG	6,556	406,345
Bayer AG	6,972	486,855
Bayerische Motoren Werke AG	7,331	515,013
Fresenius Medical Care AG & Co. KGaA	5,111	315,666
Puma AG Rudolf Dassler Sport	1,167	385,002
SAP AG	4,599	227,816

		2,336,697

Hong Kong-1.2%
Li & Fung Ltd.	36,000	201,502
Hutchison Whampoa Ltd.	52,000	484,438

		685,940

India-0.6%
Infosys Technologies Ltd. (ADR)	4,961	333,925

Israel-1.2%
Teva Pharmaceutical Industries Ltd. (ADR)	13,292	701,153

Italy-0.9%
Finmeccanica SpA	21,293	252,977
UniCredit SpA	109,615	280,698

		533,675

Japan-5.0%
Canon, Inc.	6,300	294,594
Denso Corp.	8,300	246,077
Fanuc Ltd.	4,000	507,317
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Equity Fund

	Shares	Value

Japan — (continued)
Hoya Corp.	11,100	$271,272
Keyence Corp.	1,200	261,707
Komatsu Ltd.	9,998	232,776
Nidec Corp.	7,284	649,186
Toyota Motor Corp.	7,500	268,819
Yamada Denki Co., Ltd.	2,320	143,958

		2,875,706

Mexico-1.4%
America Movil SAB de CV (Series L) (ADR)	8,670	462,371
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	2,994	151,886
Grupo Televisa SA (ADR)	10,537	199,360

		813,617

Netherlands-2.2%
Koninklijke Ahold N.V.	25,207	339,786
Koninklijke KPN N.V.	21,284	329,479
TNT N.V.	12,195	327,676
Unilever N.V.	10,155	304,259

		1,301,200

Philippines-0.5%
Philippine Long Distance Telephone Co.	4,855	289,408

Russia-0.4%
Gazprom OAO (ADR)	11,097	233,509

Singapore-1.4%
Keppel Corp., Ltd.	64,470	440,964
United Overseas Bank Ltd.	27,000	376,124

		817,088

South Korea-1.0%
Hyundai Mobis	1,975	445,143
NHN Corp. (a)	883	151,781

		596,924

Sweden-0.3%
Kinnevik Investment AB	8,145	172,666

Switzerland-3.9%
Julius Baer Group Ltd.	6,799	247,829
Nestle SA (Registered Shares)	11,985	638,493
Novartis AG (Registered Shares)	5,775	332,778
Roche Holding AG	4,735	646,656
Syngenta AG (Registered Shares)	1,565	388,921

		2,254,677

Taiwan-0.8%
Hon Hai Precision Industry Co., Ltd.	47,800	179,777
MediaTek, Inc.	1	14
Taiwan Semiconductor Manufacturing Co., Ltd.	129,000	256,005

		435,796

Turkey-0.4%
Akbank TAS	39,388	240,632

United Kingdom-11.8%
BG Group PLC	21,456	376,992
British American Tobacco PLC	11,154	416,729
Centrica PLC	88,706	450,790
Compass Group PLC	60,193	501,624
Imperial Tobacco Group PLC	20,064	598,759
Informa PLC	46,462	305,742
International Power PLC	82,630	503,636
Kingfisher PLC	77,251	284,209
Next PLC	7,933	276,156
Reckitt Benckiser Group PLC	11,068	609,285
Reed Elsevier PLC	39,422	333,689
Royal Dutch Shell PLC (Class B)	8,349	243,553
Shire PLC	25,783	580,804
Smith & Nephew PLC	14,030	127,940
Tesco PLC	68,623	457,070
Vodafone Group PLC	178,963	443,016
WPP PLC	25,590	283,203

		6,793,197

Total Common Stocks & Other Equity Interests (Cost $25,234,222)		28,628,903

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Equity Fund

	Shares	Value

Rights-0.0%
France-0.0%
Cie Generale des Etablissements Michelin, expires 10/13/2010 (Cost $0)(a)	1,853	$5,174

Investment Companies-0.3%
India-0.3%
India Fund, Inc. (The) (Cost $103,218)	3,600	130,968

Money Market Funds-49.5%
Liquid Assets Portfolio — Institutional Class (b)	14,292,049	14,292,049
Premier Portfolio — Institutional Class (b)	14,292,049	14,292,049

Total Money Market Funds (Cost $28,584,098)		28,584,098

Total Investments-99.4% (Cost $53,921,538)		57,349,143
Other Assets Less Liabilities-0.6		374,565

Net Assets-100.0%		$57,723,708

Investment Abbreviations:
ADR American Depositary Receipt
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco International Growth Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco International Growth Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$1,172,068	$558,099	$—	$1,730,167
Belgium	—	562,414	—	562,414
Bermuda	120,359	—	—	120,359
Brazil	621,971	—	—	621,971
Canada	1,825,605	—	—	1,825,605
China	—	288,466	—	288,466
Denmark	—	527,954	—	527,954
France	504,174	1,037,157	—	1,541,331
Germany	700,668	1,636,029	—	2,336,697
Hong Kong	—	685,940	—	685,940
India	464,893	—	—	464,893
Israel	701,153	—	—	701,153
Italy	252,977	280,698	—	533,675
Japan	390,035	2,485,671	—	2,875,706
Mexico	813,617	—	—	813,617
Netherlands	667,462	633,738	—	1,301,200
Philippines	289,408	—	—	289,408
Russia	—	233,509	—	233,509
Singapore	376,124	440,964	—	817,088
South Korea	596,924	—	—	596,924
Sweden	—	172,666	—	172,666
Switzerland	1,674,070	580,607	—	2,254,677
Taiwan	435,796	—	—	435,796
Turkey	—	240,632	—	240,632
United Kingdom	4,391,719	2,401,478	—	6,793,197
United States	28,584,098	—	—	28,584,098

Total Investments	$44,583,121	$12,766,022	$—	$57,349,143

Invesco International Growth Equity Fund

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,039,494
Aggregate unrealized (depreciation) of investment securities	(309,042)

Net unrealized appreciation of investment securities	$1,730,452

Cost of investments for tax purposes is $55,618,691.
NOTE 4 — Subsequent Event
On September 15, 2010, the Board of Trustees of the Trust approved a Plan of Liquidation, which authorized the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund was closed to new investors on or about September 30, 2010. The liquidation is not subject to the approval of shareholders of the Funds. The Fund was liquidated on October 29, 2010.
Invesco International Growth Equity Fund

Invesco Van Kampen Emerging Markets Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us               VK-EMKT-QTR-1   09/10          Invesco Advisers, Inc.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 89.6%
Australia 1.0%
Centamin Egypt Ltd. (a)	1,382,264	$3,788,497

Bermuda 1.7%
VimpelCom Ltd. — ADR (a)	169,167	2,512,130
Wilson Sons Ltd.	234,300	3,670,977

		6,183,107

Brazil 14.5%
American Banknote SA	383,600	4,103,523
Banco Bradesco SA — ADR	676,413	13,785,289
Cielo SA	919,500	8,004,867
Diagnosticos da America SA (a)	302,600	3,648,369
Duratex SA (a)	523,100	5,673,100
Equatorial Energia SA	247,500	1,499,335
Lojas Arapua SA — GDR (a)(b)	24,635	0
MRV Engenharia e Participacoes SA	483,400	4,588,300
OGX Petroleo e Gas Participacoes SA (a)	150,000	1,954,787
Petroleo Brasileiro SA — ADR	146,082	4,794,411
Totvs SA	62,000	4,759,929

		52,811,910

Cayman Islands 4.0%
Lee & Man Paper Manufacturing, Ltd.	3,844,000	3,380,275
Stella International Holdings Ltd.	1,797,000	3,525,051
Vinda International Holdings, Ltd.	118,000	166,068
Want Want China Holdings Ltd.	2,001,000	1,856,873
Xinyi Glass Holdings Co., Ltd.	9,174,000	5,647,814

		14,576,081

China 5.4%
China Merchants Bank Co., Ltd., Class H	1,869,500	4,803,101
CNOOC Ltd.	2,854,000	5,541,047
Industrial & Commercial Bank of China Ltd., Class H	12,479,000	9,277,765

		19,621,913

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Czech Republic 0.7%
CEZ AS	54,616	$2,445,517

Greece 0.4%
Intralot SA-Integrated Lottery Systems & Services	412,891	1,586,356

Indonesia 6.6%
Astra International Tbk	478,800	3,050,315
Bank Central Asia Tbk	3,785,000	2,853,931
Indocement Tunggal Prakarsa Tbk	1,659,000	3,427,445
Perusahaan Gas Negara	15,057,000	6,508,505
PT Telekomunikasi Indonesia,Tbk	8,034,000	8,295,492

		24,135,688

Israel 1.3%
Teva Pharmaceutical Industries Ltd. — ADR	88,672	4,677,448

Luxembourg 1.0%
Millicom International Cellular SA	15,421	1,479,645
Oriflame Cosmetics SA	33,520	2,153,822

		3,633,467

Malaysia 3.7%
Parkson Holdings Bhd	3,653,600	6,888,226
Public Bank Bhd	1,592,900	6,419,072

		13,307,298

Mexico 10.3%
America Movil SAB de CV, Class L — ADR	228,987	12,211,877
Fomento Economico Mexicano SAB de CV — ADR	140,077	7,106,106
Grupo Televisa SA — ADR	361,776	6,844,802
Kimberly-Clark de Mexico SAB de CV, Class A	1,139,800	7,312,759
Urbi Desarrollos Urbanos SAB de CV (a)	2,038,200	4,268,338

		37,743,882

Philippines 9.9%
Ayala Corp.	821,000	7,644,083
Energy Development Corp.	48,519,500	6,720,385
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Philippines (continued)
GMA Holdings, Inc.	14,047,400	$2,291,885
Philippine Long Distance Telephone Co.	149,840	8,932,014
SM Investments Corp.	818,130	10,626,276

		36,214,643

Republic of China (Taiwan) 4.6%
MediaTek, Inc.	184,433	2,591,620
Taiwan Semiconductor Manufacturing Co., Ltd.	4,232,120	8,398,810
Wistron Corp.	3,220,004	5,874,885

		16,865,315

Republic of Korea (South Korea) 5.8%
CJ CheilJedang Corp.	11,008	2,326,619
CJ Corp.	17,015	1,369,855
Hyundai Department Store Co., Ltd.	38,561	4,666,887
Hyundai Development Co.	23,550	623,732
Hyundai Greenfood Co., Ltd.	217,060	2,151,088
MegaStudy Co., Ltd.	14,302	2,114,727
NHN Corp. (a)	33,881	5,823,877
S1 Corp.	39,121	2,147,752

		21,224,537

Russia 4.1%
Gazprom — ADR	250,260	5,266,095
LUKOIL — ADR	23,037	1,308,501
Mobile TeleSystems — ADR	132,995	2,823,484
Pharmstandard (a)	21,523	1,619,606
TNK-BP Holding	1,703,686	3,748,109

		14,765,795

South Africa 3.5%
AngloGold Ashanti Ltd. — ADR	50,053	2,314,451
Naspers Ltd., Class N	170,520	8,337,322
Sasol Ltd.	42,984	1,929,462

		12,581,235

See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Thailand 5.3%
BEC World PCL	3,437,800	$4,389,283
CP All PCL	1,919,900	2,672,678
Kasikornbank Public Co., Ltd.	1,704,800	6,965,246
Siam Commercial Bank Public Co., Ltd.	1,566,900	5,336,550

		19,363,757

Turkey 5.1%
Anadolu Efes Biracilik ve Malt Sanayii AS	264,029	4,125,025
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,778,800	3,242,578
Haci Omer Sabanci Holding AS	1,262,952	6,538,032
Tupras-Turkiye Petrol Rafinerileri AS	142,013	3,807,371
Turk Traktor ve Ziraat Makineleri AS	84,471	1,016,070

		18,729,076

United Kingdom 0.7%
African Barrick Gold, Ltd.	276,816	2,565,615

Total Common Stocks 89.6%		326,821,137

Preferred Stocks 1.9%
Brazil 1.9%
Banco Nacional SA	19,271,000	0
Cia de Transmissao de Energia Eletrica Paulista	222,800	6,840,698
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

Brazil (continued)
Lojas Arapua SA (a)	31,632,300	$0

Total Preferred Stocks 1.9%		6,840,698

Total Long-Term Investments 91.5% (Cost $269,460,439)		333,661,835

Money Market Funds 8.8%
United States 8.8%
Liquid Assets Portfolio-Institutional Class (c)	16,093,415	16,093,415
Premier Portfolio-Institutional Class (c)	16,093,415	16,093,415

Total Money Market Funds 8.8% (Cost $32,186,830)		32,186,830

Total Investments 100.3% (Cost $301,647,269)		$365,848,665
Foreign Currency 0.8% (Cost $2,967,454)		3,007,317
Liabilities in Excess of Other Assets (1.1%)		(4,022,672)

Net Assets 100.0%		$364,833,310

Investment Abbreviations:
ADR — American Depositary Receipt
BDR — Bahamian Depositary Receipt
GDR — Global Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	The money market fund and the fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant		Percent
	Level 1	Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Investments in an Asset Position
Common and Preferred Stocks
Diversified Banks	$13,785,289	$35,655,665	$—	$49,440,954	13.6%
Wireless Telecommunication Services	19,027,135	8,932,014	—	27,959,149	7.7
Broadcasting & Cable TV	11,234,085	10,629,207	—	21,863,292	6.0
Integrated Oil & Gas	15,117,117	1,929,462	—	17,046,579	4.7
Multi-Sector Holdings	—	14,182,116	—	14,182,116	3.9
Department Stores	—	13,706,200	—	13,706,200	3.8
Industrial Conglomerates	—	11,996,130	—	11,996,130	3.3
Semiconductors	—	10,990,430	—	10,990,430	3.0
Electric Utilities	8,340,033	2,445,517	—	10,785,550	3.0
Pharmaceuticals	6,297,054	3,242,578	—	9,539,632	2.6
Homebuilding	8,856,638	—	—	8,856,638	2.4
Gold	6,102,948	2,565,616	—	8,668,564	2.4
Integrated Telecommunication Services	—	8,295,492	—	8,295,492	2.3
Data Processing & Outsourced Services	8,004,867	—	—	8,004,867	2.2

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant		Percent
	Level 1	Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Oil & Gas Exploration & Production	1,954,787	5,541,047	—	7,495,834	2.1
Household Products	7,312,759	166,068	—	7,478,827	2.0
Soft Drinks	7,106,106	—	—	7,106,106	1.9
Independent Power Producers & Energy Traders	—	6,720,385	—	6,720,385	1.8
Gas Utilities	—	6,508,505	—	6,508,505	1.8
Commercial Printing	4,103,522	2,147,752	—	6,251,274	1.7
Computer Hardware	—	5,874,885	—	5,874,885	1.6
Internet Software & Services	—	5,823,877	—	5,823,877	1.6
Forest Products	5,673,100	—	—	5,673,100	1.6
Auto Parts & Equipment	—	5,647,815	—	5,647,815	1.6
Systems Software	4,759,929	—	—	4,759,929	1.3
Packaged Foods & Meats	—	4,183,493	—	4,183,493	1.1
Brewers	—	4,125,025	—	4,125,025	1.1
Oil & Gas Refining & Marketing	—	3,807,371	—	3,807,371	1.0
Marine Ports & Services	3,670,977	—	—	3,670,977	1.0
Health Care Services	3,648,369	—	—	3,648,369	1.0
Footwear	—	3,525,051	—	3,525,051	1.0
Construction Materials	—	3,427,445	—	3,427,445	0.9
Paper Products	—	3,380,275	—	3,380,275	0.9
Automobile Manufacturers	—	3,050,314	—	3,050,314	0.8

Invesco Van Kampen Emerging Markets Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

		Level 2
		Other	Level 3
		Significant	Significant		Percent
	Level 1	Observable	Unobservable		of Net
Investments	Quoted Prices	Inputs	Inputs	Total	Assets

Food Retail	2,672,678	—	—	2,672,678	0.7
Personal Products	—	2,153,822	—	2,153,822	0.6
Education Services	—	2,114,727	—	2,114,727	0.6
Casinos & Gaming	—	1,586,356	—	1,586,356	0.4
Construction & Farm Machinery & Heavy Trucks	—	1,016,070	—	1,016,070	0.3
Construction & Engineering	—	623,732	—	623,732	0.2
Money Market Funds	32,186,830	—	—	32,186,830	8.8

Total Investments in an Asset Position	$169,854,223	$195,994,442	$—	$365,848,665	100.3

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$60,490,382

Aggregate unrealized (depreciation) of investment securities	(2,013.554)

Net unrealized appreciation of investment securities	$58,476,828

Cost of investments for tax purposes is $307,371,837.

Subsequent Event Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Developing Markets Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Global Equity
Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-GEA-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Global Equity Allocation
Schedule of Investments
September 30, 2010
(Unaudited)

Description	Shares	Value

Common Stocks 96.6%
Australia 4.5%
Australia and New Zealand Banking Group Ltd.	82,328	$1,884,315
BHP Billiton Ltd.	95,430	3,638,437
Macquarie Group Ltd.	45,364	1,590,315
Telstra Corp., Ltd.	658,275	1,666,989

		8,780,056

Bermuda 2.0%
Esprit Holdings Ltd.	338,585	1,825,026
PartnerRe Ltd.	23,070	1,849,753
Sinofert Holdings, Ltd. (a)	616,000	354,888

		4,029,667

Brazil 1.0%
Banco Santander Brazil SA	30,900	416,383
CEMIG — ADR (b)	19,411	318,146
PDG Realty SA	37,200	443,014
Petroleo Brasileiro SA — ADR	11,087	402,126
Vale SA — ADR	12,714	397,567

		1,977,236

Canada 3.7%
Agrium, Inc.	26,060	1,955,323
EnCana Corp.	50,384	1,522,440
Nexen, Inc.	74,907	1,507,022
Toronto-Dominion Bank (b)	30,765	2,226,120

		7,210,905

Cayman Islands 0.3%
Chaoda Modern Agriculture Holdings Ltd.	274,000	226,386
Renhe Commercial Holdings Co., Ltd.	1,936,000	361,806

		588,192

China 1.6%
Cheung Kong Holdings Ltd.	141,000	2,137,121
China Construction Bank Corp., Class H	270,196	236,282
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

China (continued)
China Unicom (Hong Kong) Ltd.	216,000	$314,872
CNOOC Ltd.	207,000	401,891

		3,090,166

Finland 0.9%
Nokia Oyj — ADR	181,858	1,824,036

France 4.2%
BNP Paribas	26,408	1,887,148
Bouygues SA	53,593	2,300,315
Sanofi-Aventis SA	35,470	2,366,968
Total SA, Class B	33,312	1,716,823

		8,271,254

Germany 2.1%
Bayerische Motoren Werke AG	41,511	2,916,203
Salzgitter AG	20,100	1,304,578

		4,220,781

India 0.4%
Grasim Industries, Ltd.	4,047	199,968
Oil & Natural Gas Corp., Ltd.	7,800	243,729
State Bank of India — GDR	2,903	416,000

		859,697

Indonesia 0.1%
PT Telekomunikasi Indonesia,Tbk	284,000	293,244

Ireland 0.1%
Dragon Oil PLC (a)	37,500	259,346

Italy 1.1%
ENI SpA	99,965	2,157,270

Japan 12.1%
Canon, Inc.	41,704	1,950,121
FUJIFILM Holdings Corp.	60,366	2,004,703
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Japan (continued)
Mitsubishi Corp.	69,031	$1,638,122
Mitsubishi Tokyo Financial Group, Inc.	595,501	2,779,452
Murata Manufacturing Co., Inc.	30,200	1,591,758
Nippon Telegraph & Telephone Corp. (NTT)	33,400	1,454,854
Nippon Yusen Kabushiki Kaisha	632,429	2,596,950
Nissan Motor Co., Ltd.	254,604	2,230,004
NTT Docomo, Inc.	1,021	1,705,158
Seven & I Holdings Co., Ltd.	71,900	1,687,610
Sumitomo Chemical Co., Ltd.	532,700	2,340,975
Takeda Pharmaceutical Co., Ltd.	38,855	1,790,279

		23,769,986

Mexico 0.4%
America Movil SAB de CV, Class L	153,900	411,323
Desarrolladora Homex SAB de CV — ADR (a)	10,960	354,775

		766,098

Netherlands 1.9%
TNT NV	75,643	2,032,502
Unilever NV, CVA	55,606	1,666,036

		3,698,538

Norway 0.8%
StatoilHydro ASA	79,947	1,667,956

Poland 0.1%
KGHM Polska Miedz SA	5,041	203,050

Republic of China (Taiwan) 0.7%
AU Optronics Corp. — ADR (a)	28,100	293,926
HTC Corp.	25,650	582,106
Powertech Technology, Inc.	124,000	398,892
U-Ming Marine Transport Corp.	55,000	107,842

		1,382,766

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Republic of Korea (South Korea) 1.4%
Dongbu Insurance Co., Ltd.	6,170	$190,741
Hyundai Mipo Dockyard Co., Ltd.	2,502	413,617
Hyundai Mobis	2,374	535,074
LG Electronics, Inc.	1,895	159,710
Lotte Shopping Co., Ltd.	559	233,278
POSCO	827	374,244
Samsung Electronics Co., Ltd.	666	453,832
Shinhan Financial Group Co., Ltd.	7,230	276,772
SK Telecom Co., Ltd.	1,305	196,280

		2,833,548

Russia 0.2%
Gazprom — ADR	13,111	275,888
Rosneft Oil Co. — GDR	1,710	11,433
Rosneft Oil Co. — GDR (a)	28,650	191,096

		478,417

South Africa 0.8%
Barloworld Ltd.	47,100	316,241
Sasol Ltd.	6,870	308,380
Standard Bank Group Ltd.	23,770	378,533
Steinhoff International Holdings Ltd. (a)	118,500	349,027
Tiger Brands Ltd. (a)	11,250	305,415

		1,657,596

Spain 3.7%
Banco Santander SA	215,464	2,729,867
Iberdrola SA	309,547	2,385,364
Telefonica SA	88,314	2,190,880

		7,306,111

Switzerland 5.2%
ACE Ltd.	61,286	3,569,909
Holcim Ltd.	32,173	2,065,961
Swisscom AG	6,112	2,467,430
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Switzerland (continued)
Zurich Financial Services AG	8,975	$2,103,437

		10,206,737

Thailand 0.3%
Bangkok Bank PCL – NVDR	66,800	342,899
PTT PCL	20,100	195,732

		538,631

Turkey 0.2%
Asya Katilim Bankasi AS	124,790	298,305
Enka Insaat ve Sanayi AS	1	4

		298,309

United Kingdom 7.7%
Barclays PLC	366,668	1,721,788
GlaxoSmithKline PLC — ADR	47,694	1,884,867
Imperial Tobacco Group PLC	120,501	3,596,060
National Grid PLC	206,584	1,752,423
Royal Dutch Shell PLC, Class B	153,280	4,471,423
Vodafone Group PLC	701,592	1,736,767

		15,163,328

United States 39.1%
3M Co.	30,176	2,616,561
Aflac, Inc.	43,451	2,246,851
Apache Corp.	20,481	2,002,223
Apollo Group, Inc., Class A (a)	31,799	1,632,879
Archer-Daniels-Midland Co.	66,133	2,110,965
Avon Products, Inc.	60,121	1,930,485
Bank of America Corp.	136,912	1,794,916
Bank of New York Mellon Corp.	77,481	2,024,579
Best Buy Co., Inc.	44,458	1,815,220
Chevron Corp.	52,023	4,216,464
Coach, Inc.	73,109	3,140,763
ConocoPhillips	57,403	3,296,654
See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

United States (continued)
DaVita, Inc. (a)	33,872	$2,338,184
DTE Energy Co.	35,627	1,636,348
Energen Corp.	45,680	2,088,490
GameStop Corp., Class A (a)	103,788	2,045,661
General Dynamics Corp.	28,996	1,821,239
Gilead Sciences, Inc. (a)	53,692	1,911,972
International Business Machines Corp.	13,117	1,759,514
Johnson & Johnson	61,761	3,826,712
Kroger Co.	133,302	2,887,321
Merck & Co., Inc.	107,312	3,950,155
Microsoft Corp.	80,344	1,967,625
Morgan Stanley	92,986	2,294,894
Oracle Corp.	131,720	3,536,682
Pfizer, Inc.	109,714	1,883,789
Philip Morris International, Inc.	33,441	1,873,365
Stryker Corp.	37,568	1,880,278
Valero Energy Corp.	110,735	1,938,970
WellPoint, Inc. (a)	66,507	3,766,956
Western Digital Corp. (a)	110,268	3,130,509
WR Berkley Corp.	62,422	1,689,764

		77,056,988

Total Common Stocks 96.6%		190,589,909

Preferred Stocks 1.1%
Brazil 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	21,594	289,707

Germany 1.0%
Porsche, Automobil Holdings SE	38,375	1,903,753

Total Preferred Stocks 1.1%		2,193,460

See accompanying notes which are an integral part of this schedule.

Description	Shares	Value

Total Long-Term Investments 97.7% (Cost $176,719,310)		$192,783,369

Money Market Funds 2.3%
Liquid Assets Portfolio-Institutional Class (c)	2,267,402	2,267,402
Premier Portfolio-Institutional Class (c)	2,267,402	2,267,402

Total Money Market Funds 2.3% (Cost $4,534,804)		4,534,804

Total Investments (excluding investments purchased with cash collateral from securities on loan) 100.0% (Cost $181,254,114)		197,318,173

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds 1.00%
Liquid Assets Portfolio-Institutional Class (c)(d) (Cost $1,981,035)	1,981,035	1,981,035

Total Investments 101.0% (Cost $183,235,149)		199,299,208

Foreign Currency 0.0% (Cost $69,171)		75,486

Liabilities in Excess of Other Assets (1.0)%		(2,091,885)

Net Assets 100.0%		$197,282,809

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	All or portion of this security was out on loan at September 30, 2010.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1(B).

ADR —	American Depositary Receipt

CVA —	Certification Van Aandelen

GDR —	Global Depositary Receipt

NVDR —	Non-Voting Depository Receipt
See accompanying notes which are an integral part of this schedule.

Invesco Van Kampen Global Equity Allocation
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
Note 1 – Significant Accounting Policies
A. Security Valuation – Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B. Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Note 2 – Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit rick, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

					Percent
Equity					of Net
Securities	Level 1	Level 2	Level 3	Total	Asset
Aerospace & Defense	$1,821,239	$—	$—	$1,821,239	0.9%
Agricultural Products	2,110,965	226,386	—	2,337,351	1.2
Air Freight & Logistics	—	2,032,502	—	2,032,502	1.0
Apparel Retail	—	1,825,026	—	1,825,026	0.9
Apparel, Accessories & Luxury Goods	3,140,763	—	—	3,140,763	1.6
Asset Management & Custody Banks	2,024,579	—	—	2,024,579	1.0
Auto Parts & Equipment	—	535,074	—	535,074	0.3
Automobile Manufacturers	—	7,049,960	—	7,049,960	3.6
Biotechnology	1,911,972	—	—	1,911,972	1.0
Communications Equipment	1,824,036	—	—	1,824,036	0.9
Computer & Electronics Retail	3,860,882	—	—	3,860,882	1.9
Computer Hardware	1,759,514	582,106	—	2,341,620	1.2
Computer Storage & Peripherals	3,130,509	—	—	3,130,509	1.6
Construction & Farm Machinery & Heavy Trucks	—	413,617	—	413,617	0.2

					Percent
Equity					of Net
Securities	Level 1	Level 2	Level 3	Total	Asset
Construction Materials	199,968	2,065,961	—	2,265,929	1.1
Consumer Electronics	—	159,710	—	159,710	0.1

Department Stores	—	233,278	—	233,278	0.1

Diversified Banks	3,058,502	12,237,056	—	15,295,558	7.7
Diversified Chemicals	—	2,340,975	—	2,340,975	1.2
Diversified Metals & Mining	397,567	3,841,488	—	4,239,055	2.1

Education Services	1,632,879	—	—	1,632,879	0.8

Electric Utilities	318,146	2,385,364	—	2,703,510	1.4
Electronic Equipment Manufacturers	293,926	3,596,462	—	3,890,388	2.0
Fertilizers & Agricultural Chemicals	1,955,323	354,888	—	2,310,211	1.2

Food Retail	2,887,321	1,687,610	—	4,574,931	2.3

Gas Utilities	2,088,490	—	—	2,088,490	1.1
Health Care Equipment	1,880,278	—	—	1,880,278	0.9
Health Care Services	2,338,184	—	—	2,338,184	1.2

Home Furnishings	—	349,027	—	349,027	0.2

Homebuilding	797,789	361,806	—	1,159,595	0.6
Industrial Conglomerates	2,616,561	316,246	—	2,932,807	1.5
Integrated Oil & Gas	8,393,661	10,517,583	—	18,911,244	9.6
Integrated Telecommunication Services	—	8,073,396	—	8,073,396	4.1
Investment Banking & Brokerage	2,294,894	1,590,315	—	3,885,209	2.0
Life & Health Insurance	2,246,851	—	—	2,246,851	1.1
Managed Health Care	3,766,956	—	—	3,766,956	1.9

Marine	—	2,704,792	—	2,704,792	1.4
Multi-Line Insurance	—	2,103,437	—	2,103,437	1.1

Multi-Utilities	1,636,348	1,752,422	—	3,388,770	1.7

Office Electronics	—	1,950,121	—	1,950,121	1.0

					Percent
Equity					of Net
Securities	Level 1	Level 2	Level 3	Total	Asset
Oil & Gas Exploration & Production	5,031,685	904,966	—	5,936,651	3.0
Oil & Gas Refining & Marketing	1,938,970	—	—	1,938,970	1.0
Other Diversified Financial Services	1,794,916	—	—	1,794,916	0.9
Packaged Foods & Meats	—	1,971,451	—	1,971,451	1.0

Personal Products	1,930,485	—	—	1,930,485	1.0

Pharmaceuticals	11,545,523	4,157,247	—	15,702,770	8.0
Property & Casualty Insurance	5,259,673	190,741	—	5,450,414	2.8
Real Estate Management & Development	—	2,137,121	—	2,137,121	1.1

Regional Banks	—	298,304	—	298,304	0.1

Reinsurance	1,849,753	—	—	1,849,753	0.9

Semiconductors	—	852,725	—	852,725	0.4

Steel	289,707	1,678,822	—	1,968,529	1.0

Systems Software	5,504,307	—	—	5,504,307	2.8

Tobacco	1,873,365	3,596,060	—	5,469,425	2.8
Trading Companies & Distributors	—	1,638,122	—	1,638,122	0.8
Wireless Telecommunication Services	411,323	6,253,392	—	6,664,715	3.4
Money Market Funds	6,515,839	—	—	6,515,839	3.3

	$104,333,649	$94,965,559	$—	$199,299,208	101.0%

Note 3 – Investment Securities
Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,242,618

Aggregate unrealized (depreciation) of investment securities	(2,421,746)

Net unrealized appreciation of investment securities	$14,820,872

Cost of investments for tax purposes is $184,478,336.

Note 4 – Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Invesco Van Kampen Global Franchise Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010
invesco.com/us               VK-GLF-QTR-1   09/10          Invesco Advisers, Inc.

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.2%
Finland 4.2%
Kone Oyj, Class B	1,293,597	$66,836,518

France 3.1%
Groupe DANONE	818,469	49,014,979

Ireland 2.0%
Accenture PLC, Class A	758,030	32,208,695

Japan 2.6%
Kao Corp.	1,736,100	42,373,967

Jersey 2.3%
Experian PLC	3,416,467	37,192,797

Netherlands 6.6%
Reed Elsevier NV	4,265,509	53,871,984
Wolters Kluwer NV	2,452,644	51,601,441

		105,473,425

Sweden 6.0%
Swedish Match AB	3,584,222	95,609,741

Switzerland 9.3%
Nestle SA (Registered)	1,945,270	103,632,915
Novartis AG	769,942	44,367,074

		147,999,989

United Kingdom 27.1%
Admiral Group PLC	1,063,831	27,815,072
British American Tobacco PLC	2,798,000	104,537,605
Diageo PLC	1,504,864	25,931,741
Imperial Tobacco Group PLC	3,210,998	95,824,450
Reckitt Benckiser PLC	1,912,857	105,301,591
Unilever PLC	2,565,478	74,333,175

		433,743,634

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States 33.0%
Brown-Forman Corp., Class B	472,000	$29,094,080
Career Education Corp. (a)	628,832	13,501,023
Dr. Pepper Snapple Group, Inc.	825,000	29,304,000
Fortune Brands, Inc.	1,356,754	66,793,000
Johnson & Johnson	1,000,156	61,969,666
Kellogg Co.	1,410,139	71,226,121
McGraw-Hill Cos., Inc.	457,304	15,118,470
Philip Morris International, Inc.	1,493,458	83,663,517
Procter & Gamble Co.	1,128,463	67,673,926
Scotts Miracle-Gro Co., Class A	800,544	41,412,141
Visa, Inc., Class A	407,635	30,270,975
Weight Watchers International, Inc.	550,543	17,171,436

		527,198,355

Total Common Stocks 96.2% (Cost $1,172,756,226)		1,537,652,100

Money Market Funds 3.2%
Liquid Assets Portfolio-Institutional Class (b)	25,154,179	25,154,179
Premier Portfolio-Institutional Class (b)	25,154,179	25,154,179

Total Money Market Funds 3.2% (Cost $50,308,358)		50,308,358

Total Investments 99.4% (Cost $1,223,064,584)		1,587,960,458

Foreign Currency 0.2% (Cost $2,976,604)		2,961,724

Other Assets in Excess of Liabilities 0.4%		6,658,629

Net Assets 100.0%		$1,597,580,811

Percentages are calculated as a percentage of net assets.

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
Security Valuations - Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Fair Value Measurements - Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1—	Prices are determined using quoted prices in an active market for identical assets.

Level 2—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the valued reflected in the financial statements my materially differ from the value received upon actual sale of those investments.
     During the three months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3
			Significant		Percent
		Other Significant	Unobservable		of Net
	Quoted Prices	Observable Inputs	Inputs	Total	Assets

Investments in an Asset Position
Common Stocks
Tobacco	$83,663,517	$295,971,796	$—	$379,635,313	23.8%
Packaged Foods & Meats	71,226,121	226,981,069	—	298,207,190	18.7
Household Products	67,673,926	147,675,558	—	215,349,484	13.5
Publishing	15,118,470	105,473,425	—	120,591,895	7.5
Pharmaceuticals	61,969,666	44,367,074	—	106,336,740	6.7
Industrial Machinery	—	66,836,518	—	66,836,518	4.2
Housewares & Specialties	66,793,000	—	—	66,793,000	4.2
Distillers & Vintners	29,094,080	25,931,741	—	55,025,821	3.4
Fertilizers & Agricultural Chemicals	41,412,141	—	—	41,412,141	2.6
Diversified Commercial & Professional Services	—	37,192,797	—	37,192,797	2.3
IT Consulting & Other Services	32,208,695	—	—	32,208,695	2.0

Invesco Van Kampen Global Franchise Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
			Significant		Percent
		Other Significant	Unobservable		of Net
	Quoted Prices	Observable Inputs	Inputs	Total	Assets

Data Processing & Outsourced Services	30,270,975	—	—	30,270,975	1.9

Soft Drinks	29,304,000	—	—	29,304,000	1.8

Property & Casualty Insurance	—	27,815,072	—	27,815,072	1.7

Specialized Consumer Services	17,171,436	—	—	17,171,436	1.1

Education Services	13,501,023	—	—	13,501,023	0.8

Money Market Funds	50,308,358	—	—	50,308,358	3.2

Total Investments in an Asset Position	$609,715,408	$978,245,050	$—	$1,587,960,458	99.4%

Investment Securities - Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$380,470,272

Aggregate unrealized (depreciation) of investment securities	(21,855,377)

Net unrealized appreciation of investment securities	$358,614,895

Cost of investments for tax purposes is $1,229,345,563.

Subsequent Event - Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Global Core Equity Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	November 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.